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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Equity Dividend Fund
ING Growth Opportunities Fund
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING Value Choice Fund

The schedules are not audited.

			PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund			as of February 28, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 94.5%
		Agriculture: 3.5%
6,200		Altria Group, Inc.	$124,744
2,900		Universal Corp.	153,845
			278,589
		Banks: 9.8%
16,060		Bank of America Corp.	267,560
3,600		BB&T Corp.	102,708
1,700		Cullen/Frost Bankers, Inc.	92,055
5,700		JPMorgan Chase & Co.	239,229
1,000		Toronto Dominion Bank	63,904
			765,456
		Chemicals: 1.2%
5,500		Olin Corp.	96,305
			96,305
		Coal: 1.2%
4,100		Arch Coal, Inc.	92,209
			92,209
		Commercial Services: 1.2%
6,700		Total System Services, Inc.	95,408
			95,408
		Diversified Financial Services: 5.2%
3,500		AllianceBernstein Holding LP	94,675
3,300		Ameriprise Financial, Inc.	132,099
7,000		Blackstone Group LP	97,860
3,132		NYSE Euronext	82,622
			407,256
		Electric: 2.7%
5,300		Great Plains Energy, Inc.	94,393
3,400		NSTAR	114,988
			209,381
		Entertainment: 1.7%
8,800		Regal Entertainment Group	131,472
			131,472
		Food: 1.4%
7,300		Supervalu, Inc.	111,471
			111,471
		Forest Products & Paper: 1.0%
6,000		Glatfelter	81,000
			81,000
		Gas: 2.3%
5,300		UGI Corp.	132,765
1,500		WGL Holdings, Inc.	49,465
			182,230
		Household Products/Wares: 1.4%
3,400		Avery Dennison Corp.	107,440
			107,440
		Insurance: 5.2%
4,300		Axis Capital Holdings Ltd.	135,235
3,000		Travelers Cos., Inc.	157,770
6,200		XL Capital Ltd.	113,274
			406,279
		Media: 2.3%
11,100		Comcast Corp. – Class A	182,484
			182,484
		Metal Fabricate/Hardware: 1.3%
6,300		Worthington Industries	99,792
			99,792
		Miscellaneous Manufacturing: 10.0%
3,100	@	Cooper Industries PLC	140,616
2,900		Dover Corp.	131,254
17,700		General Electric Co.	284,262
1,700		Parker Hannifin Corp.	102,527
3,600		Tyco International Ltd.	129,816
			788,475
		Oil & Gas: 16.6%
4,900		Cenovus Energy, Inc.	120,050
2,600		Chevron Corp.	187,980
5,000		ConocoPhillips	240,000
3,900		EnCana Corp.	127,842
5,800		ExxonMobil Corp.	377,000
5,000		Marathon Oil Corp.	144,750
6,900		Patterson-UTI Energy, Inc.	106,536
			1,304,158
		Oil & Gas Services: 1.4%
2,600		National Oilwell Varco, Inc.	113,022
			113,022

			PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund			as of February 28, 2010 (Unaudited) (continued)

Shares				Value
			Packaging & Containers: 1.6%
4,300			Sonoco Products Co.	$127,194
				127,194
			Pharmaceuticals: 9.3%
7,400			Biovail Corp.	109,742
4,500			Cardinal Health, Inc.	152,865
3,700			Eli Lilly & Co.	127,058
19,500			Pfizer, Inc.	342,225
				731,890
			Retail: 4.7%
8,200			Brinker International, Inc.	148,502
7,100			Home Depot, Inc.	221,520
				370,022
			Savings & Loans: 1.6%
8,000			People’s United Financial, Inc.	126,160
				126,160
			Semiconductors: 1.2%
3,700			Texas Instruments, Inc.	90,206
				90,206
			Telecommunications: 6.7%
2,500			AT&T, Inc.	62,025
28,800			Qwest Communications International, Inc.	131,328
7,700			Verizon Communications, Inc.	222,761
10,700			Windstream Corp.	108,391
				524,505
			Total Common Stock (Cost $6,793,028)	7,422,404
REAL ESTATE INVESTMENT TRUSTS: 3.3%
			Diversified: 1.1%
2,200			Entertainment Properties Trust	84,084
				84,084
			Mortgage: 1.1%
12,100			MFA Mortgage Investments, Inc.	87,604
				87,604
			Shopping Centers: 1.1%
4,300			Weingarten Realty Investors	88,537
				88,537
			Total Real Estate Investment Trusts (Cost $218,900)	260,225
			Total Long-Term Investments (Cost $7,011,928)	7,682,629
SHORT-TERM INVESTMENTS: 2.0%
			Affiliated Mutual Fund: 2.0%
156,000			ING Institutional Prime Money Market Fund - Class I	156,000
			Total Short-Term Investments (Cost $156,000)	156,000
		Total Investments in Securities (Cost $7,167,928)*	99.8%	$7,838,629
		Other Assets and Liabilities - Net	0.2	12,554
		Net Assets	100.0%	$7,851,183

	@		Non-income producing security
	*		Cost for federal income tax purposes is $7,279,743.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$913,135
			Gross Unrealized Depreciation	(354,249)
			Net Unrealized Appreciation	$558,886

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Common Stock*	$7,422,404	$—	$—	$7,422,404
Real Estate Investment Trusts	260,225	—	—	260,225
Short-Term Investments	156,000	—	—	156,000
Total Investments, at value	$7,838,629	$—	$—	$7,838,629

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of February 28, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.4%
		Aerospace/Defense: 2.0%
21,700		United Technologies Corp.	$1,489,705
			1,489,705
		Agriculture: 3.2%
47,977		Philip Morris International, Inc.	2,349,913
			2,349,913
		Apparel: 1.0%
29,710	@	Gildan Activewear, Inc.	701,453
			701,453
		Banks: 1.8%
37,170		Bank of America Corp.	619,252
16,254		JPMorgan Chase & Co.	682,180
			1,301,432
		Beverages: 1.6%
46,820		Coca-Cola Enterprises, Inc.	1,196,251
			1,196,251
		Biotechnology: 2.6%
26,820	@	Amgen, Inc.	1,518,280
4,080	@	Millipore Corp.	385,193
			1,903,473
		Coal: 1.0%
15,170	@	Alpha Natural Resources, Inc.	697,972
			697,972
		Computers: 10.0%
17,194	@	Apple, Inc.	3,518,236
19,100	@	Cognizant Technology Solutions Corp.	919,283
49,470	@	EMC Corp.	865,230
36,020	@	Micros Systems, Inc.	1,082,041
32,171	@	NetApp, Inc.	965,452
			7,350,242
		Cosmetics/Personal Care: 3.0%
34,390		Procter & Gamble Co.	2,176,199
			2,176,199
		Diversified Financial Services: 2.0%
55,263		Blackstone Group LP	772,577
34,610	@	Invesco Ltd.	678,356
			1,450,933
		Electric: 1.0%
21,250		Constellation Energy Group, Inc.	745,238
			745,238
		Electronics: 2.2%
18,620	@	Thermo Fisher Scientific, Inc.	908,097
12,200	@	Waters Corp.	727,852
			1,635,949
		Food: 1.8%
22,780		ConAgra Foods, Inc.	557,199
13,394		JM Smucker Co.	799,354
			1,356,553
		Healthcare - Products: 2.8%
21,860		Covidien PLC	1,073,763
18,920	@	Hospira, Inc.	990,084
			2,063,847
		Healthcare - Services: 4.2%
50,616	@	Healthsouth Corp.	875,657
44,290		UnitedHealth Group, Inc.	1,499,659
11,300	@	WellPoint, Inc.	699,131
			3,074,447
		Insurance: 1.0%
35,790		UnumProvident Corp.	744,790
			744,790
		Internet: 3.2%
4,397	@	Google, Inc. - Class A	2,316,340
			2,316,340
		Lodging: 1.1%
35,444		Wyndham Worldwide Corp.	814,858
			814,858
		Machinery - Construction & Mining: 1.1%
16,550		Joy Global, Inc.	840,740
			840,740
		Machinery - Diversified: 1.4%
19,054		Roper Industries, Inc.	1,056,354
			1,056,354
		Media: 2.4%
58,578		CBS Corp. - Class B	760,928
28,580	@	DIRECTV	967,433
			1,728,361

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of February 28, 2010 (Unaudited) (continued)

Shares				Value
		Miscellaneous Manufacturing: 6.9%
19,044		Danaher Corp.		$1,408,685
21,466		Donaldson Co., Inc.		885,687
19,277		Dover Corp.		872,477
24,430		Ingersoll-Rand PLC		779,561
31,771		Tyco International Ltd.		1,145,662
				5,092,072
		Oil & Gas: 0.6%
27,520	@	McMoRan Exploration Co.		475,546
				475,546
		Oil & Gas Services: 1.3%
21,980		National Oilwell Varco, Inc.		955,471
				955,471
		Packaging & Containers: 1.1%
31,910	@	Pactiv Corp.		790,092
				790,092
		Pharmaceuticals: 6.5%
23,250		Cardinal Health, Inc.		789,803
26,022	@	Forest Laboratories, Inc.		777,537
25,366		Herbalife Ltd.		1,015,908
14,320		Merck & Co., Inc.		528,122
68,081		Pfizer, Inc.		1,194,822
12,270	@, L	Valeant Pharmaceuticals International		456,689
				4,762,881
		Pipelines: 1.0%
32,610		Williams Cos., Inc.		702,419
				702,419
		Retail: 10.2%
24,789	@	Bed Bath & Beyond, Inc.		1,031,470
20,590		Guess ?, Inc.		839,866
26,336	@	Gymboree Corp.		1,145,616
30,160		Staples, Inc.		776,922
31,250		Walgreen Co.		1,101,250
48,317		Wal-Mart Stores, Inc.		2,612,500
				7,507,624
		Semiconductors: 4.4%
33,350		Broadcom Corp.		1,044,522
29,890	@	Marvell Technology Group Ltd.		577,475
55,420		National Semiconductor Corp.		802,482
44,850	@	QLogic Corp.		816,270
				3,240,749
		Software: 10.1%
18,560	@	Ansys, Inc.		814,042
20,870	@	BMC Software, Inc.		768,851
135,736		Microsoft Corp.		3,890,194
80,053		Oracle Corp.		1,973,306
				7,446,393
		Telecommunications: 5.9%
113,710	@	Cisco Systems, Inc.		2,766,562
19,810		Qualcomm, Inc.		726,829
22,650	@	SBA Communications Corp.		800,904
				4,294,295
		Total Common Stock (Cost $62,289,917)		72,262,592
SHORT-TERM INVESTMENTS: 3.1%
		Affiliated Mutual Fund: 2.3%
1,666,000		ING Institutional Prime Money Market Fund - Class I		1,666,000
		Total Mutual Fund (Cost $1,666,000)		1,666,000
		Securities Lending Collateral(cc): 0.8%
455,513		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		455,513
193,818	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		155,055
		Total Securities Lending Collateral (Cost $649,331)		610,568
		Total Short-Term Investments (Cost $2,315,331)		2,276,568
		Total Investments in Securities
		(Cost $64,605,248)*	101.5%	$74,539,160
		Other Assets and Liabilities - Net	(1.5)	(1,110,602)
		Net Assets	100.0%	$73,428,558

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2010.
	*	Cost for federal income tax purposes is $65,957,725.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,573,905
		Gross Unrealized Depreciation		(1,992,470)
		Net Unrealized Appreciation		$8,581,435

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Common Stock*	$72,262,592	$—	$—	$72,262,592
Short-Term Investments	2,121,513	—	155,055	2,276,568
Total Investments, at value	$74,384,105	$—	$155,055	$74,539,160

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2010:

	Beginning			Accrued	Total	Total Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	Into	Out of	Balance
	5/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 2/28/2010
Asset Table
Investments, at value
Short-Term Investments	—	—	—	—	—	—	155,055	—	155,055
Total Investments, at value	$—	$—	$—	$—	$—	$—	$155,055	$—	$155,055

As of February 28, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.6%
		Aerospace/Defense: 1.1%
59,840		TransDigm Group, Inc.	$3,005,165
			3,005,165
		Apparel: 2.4%
105,440		Coach, Inc.	3,842,234
104,220	@	Gildan Activewear, Inc.	2,460,634
			6,302,868
		Auto Manufacturers: 0.7%
46,290		Oshkosh Truck Corp.	1,764,575
			1,764,575
		Auto Parts & Equipment: 1.5%
105,920		Cooper Tire & Rubber Co.	1,857,837
81,030		WABCO Holdings, Inc.	2,166,742
			4,024,579
		Banks: 1.0%
57,318	@	SVB Financial Group	2,554,090
			2,554,090
		Beverages: 2.3%
234,390		Coca-Cola Enterprises, Inc.	5,988,665
			5,988,665
		Biotechnology: 0.9%
25,760	@	Millipore Corp.	2,432,002
			2,432,002
		Chemicals: 1.9%
20,670		Airgas, Inc.	1,325,774
84,370		Ecolab, Inc.	3,555,352
			4,881,126
		Coal: 1.3%
74,340	@	Alpha Natural Resources, Inc.	3,420,383
			3,420,383
		Commercial Services: 2.4%
40,130	@	Emergency Medical Services Corp.	2,089,168
72,154	@	Euronet Worldwide, Inc.	1,307,430
71,104		Global Payments, Inc.	3,043,962
			6,440,560
		Computers: 5.5%
119,150	@	Cognizant Technology Solutions Corp.	5,734,690
136,570	@	Micros Systems, Inc.	4,102,563
152,690	@	NetApp, Inc.	4,582,227
			14,419,480
		Distribution/Wholesale: 1.0%
44,338		Watsco, Inc.	2,564,510
			2,564,510
		Diversified Financial Services: 5.6%
66,540		Ameriprise Financial, Inc.	2,663,596
202,360		Blackstone Group LP	2,828,993
202,930	@	Invesco Ltd.	3,977,428
94,500		Lazard Ltd.	3,395,385
111,450	@	TD Ameritrade Holding Corp.	1,949,261
			14,814,663
		Electric: 1.5%
109,640	@	AES Corp.	1,281,692
75,570		Constellation Energy Group, Inc.	2,650,240
			3,931,932
		Electronics: 6.4%
104,680	@	Agilent Technologies, Inc.	3,293,233
110,780		Amphenol Corp.	4,613,987
68,320		Brady Corp.	1,914,326
32,225	@	Mettler Toledo International, Inc.	3,203,487
31,220	@	Waters Corp.	1,862,585
63,774		Woodward Governor Co.	1,836,053
			16,723,671
		Environmental Control: 2.0%
46,680	@	Stericycle, Inc.	2,575,802
81,950	@	Waste Connections, Inc.	2,755,159
			5,330,961
		Food: 1.8%
81,300		ConAgra Foods, Inc.	1,988,598
44,501		JM Smucker Co.	2,655,820
			4,644,418
		Healthcare - Products: 3.2%
72,920	@	CareFusion Corp.	1,840,501
79,940	@	Hospira, Inc.	4,183,260
6,940	@	Intuitive Surgical, Inc.	2,409,152
			8,432,913
		Healthcare - Services: 3.1%
163,770	@	Healthsouth Corp.	2,833,221

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
42,810	@	Laboratory Corp. of America Holdings	$3,138,401
440,840	@, L	Tenet Healthcare Corp.	2,323,227
			8,294,849
		Household Products/Wares: 0.7%
28,490		Church & Dwight Co., Inc.	1,913,958
			1,913,958
		Insurance: 1.0%
126,370		UnumProvident Corp.	2,629,760
			2,629,760
		Internet: 1.3%
56,380	L	Nutri/System, Inc.	1,090,953
10,100	@	Priceline.com, Inc.	2,290,276
			3,381,229
		Leisure Time: 1.2%
84,275	@	WMS Industries, Inc.	3,196,551
			3,196,551
		Lodging: 1.4%
163,889		Wyndham Worldwide Corp.	3,767,808
			3,767,808
		Machinery - Construction & Mining: 0.9%
47,470		Joy Global, Inc.	2,411,476
			2,411,476
		Machinery - Diversified: 2.7%
66,023		Gardner Denver, Inc.	2,879,263
74,384		Roper Industries, Inc.	4,123,849
			7,003,112
		Media: 3.4%
203,070		CBS Corp. - Class B	2,637,879
42,674	@	Liberty Media Corp. - Starz	2,173,387
122,528		McGraw-Hill Cos., Inc.	4,190,458
			9,001,724
		Miscellaneous Manufacturing: 4.1%
96,400		Donaldson Co., Inc.	3,977,464
96,710		Dover Corp.	4,377,095
74,090		Ingersoll-Rand PLC	2,364,212
			10,718,771
		Oil & Gas: 2.3%
64,850		Atlas Energy, Inc.	2,116,704
97,940	@, L	McMoRan Exploration Co.	1,692,403
29,250	@	Whiting Petroleum Corp.	2,189,363
			5,998,470
		Oil & Gas Services: 2.0%
95,870	@	Complete Production Services, Inc.	1,338,345
89,250		National Oilwell Varco, Inc.	3,879,698
			5,218,043
		Packaging & Containers: 1.2%
129,576	@	Pactiv Corp.	3,208,302
			3,208,302
		Pharmaceuticals: 5.9%
109,800	L	AmerisourceBergen Corp.	3,078,792
89,280	@	Forest Laboratories, Inc.	2,667,686
98,910		Herbalife Ltd.	3,961,346
70,230	@, L	Valeant Pharmaceuticals International	2,613,961
78,002	@	Watson Pharmaceuticals, Inc.	3,103,700
			15,425,485
		Pipelines: 1.0%
121,530		Williams Cos., Inc.	2,617,756
			2,617,756
		Retail: 8.0%
119,650	@	Bed Bath & Beyond, Inc.	4,978,637
98,270		Guess ?, Inc.	4,008,433
93,870	@	Gymboree Corp.	4,083,345
97,720		Ross Stores, Inc.	4,779,485
76,340		TJX Cos., Inc.	3,178,034
			21,027,934
		Semiconductors: 5.5%
78,830		Broadcom Corp.	2,468,956
252,500	@	Marvell Technology Group Ltd.	4,878,294
244,700	L	National Semiconductor Corp.	3,543,256
194,540	@, L	QLogic Corp.	3,540,628
			14,431,134
		Software: 8.1%
124,867	@	Allscripts Healthcare Solutions, Inc.	2,233,871
80,490	@	Ansys, Inc.	3,530,291
131,420	@	BMC Software, Inc.	4,841,513
95,070	@	Check Point Software Technologies	3,099,282
105,830	@	Intuit, Inc.	3,424,659
92,310	@	Sybase, Inc.	4,097,641
			21,227,257
		Telecommunications: 1.3%
98,130	@	SBA Communications Corp.	3,469,877
			3,469,877
		Total Common Stock (Cost $217,209,596)	256,620,057

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2010 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 1.3%
		Storage: 1.3%
41,930		Public Storage, Inc.		$3,446,227
		Total Real Estate Investment Trusts (Cost $3,289,948)		3,446,227
		Total Long-Term Investments (Cost $220,499,544)		260,066,284
SHORT-TERM INVESTMENTS: 3.9%
		Affiliated Mutual Fund: 2.1%
5,467,000		ING Institutional Prime Money Market Fund - Class I		5,467,000
		Total Mutual Fund (Cost $5,467,000)		5,467,000
		Securities Lending Collateral(cc): 1.8%
4,147,720		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		4,147,720
719,261	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		575,409
		Total Securities Lending Collateral (Cost $4,866,981)		4,723,129
		Total Short-Term Investments (Cost $10,333,981)		10,190,129
		Total Investments in Securities (Cost $230,833,525)*	102.8%	$270,256,413
		Other Assets and Liabilities - Net	(2.8)	(7,442,133)
		Net Assets	100.0%	$262,814,280

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2010.
	*	Cost for federal income tax purposes is $232,767,719.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$41,866,641
		Gross Unrealized Depreciation		(4,377,947)
		Net Unrealized Appreciation		$37,488,694

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Common Stock*	$256,620,057	$—	$—	$256,620,057
Real Estate Investment Trusts	3,446,227	—	—	3,446,227
Short-Term Investments	9,614,720	—	575,409	10,190,129
Total Investments, at value	$269,681,004	$—	$575,409	$270,256,413

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 2/28/2010
Asset Table
Investments, at value
Short-Term Investments	—	—	—	—	—	—	575,409	—	575,409
Total Investments, at value	$—	$—	$—	$—	$—	$—	$575,409	$—	$575,409

As of February 28, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of February 28, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.2%
		Aerospace/Defense: 4.1%
1,950		Lockheed Martin Corp.	$151,632
4,400		Raytheon Co.	247,456
6,300		United Technologies Corp.	432,495
			831,583
		Agriculture: 1.7%
6,700		Reynolds American, Inc.	353,760
			353,760
		Apparel: 1.0%
5,600		Coach, Inc.	204,064
			204,064
		Banks: 6.3%
8,800		Capital One Financial Corp.	332,200
1,300		Goldman Sachs Group, Inc.	203,255
3,800		PNC Financial Services Group, Inc.	204,288
10,200		US Bancorp.	251,022
10,300		Wells Fargo & Co.	281,602
			1,272,367
		Beverages: 1.2%
5,900		Molson Coors Brewing Co.	238,242
			238,242
		Biotechnology: 1.9%
6,900	@	Amgen, Inc.	390,609
			390,609
		Chemicals: 1.5%
9,000		EI Du Pont de Nemours & Co.	303,480
			303,480
		Coal: 1.4%
6,200		Peabody Energy Corp.	285,014
			285,014
		Computers: 9.7%
5,600	@	Computer Sciences Corp.	290,024
16,400	@	Dell, Inc.	216,972
27,000	@	EMC Corp.	472,230
5,500		International Business Machines Corp.	699,380
7,300	@	Western Digital Corp.	281,999
			1,960,605
		Diversified Financial Services: 5.2%
9,100		American Express Co.	347,529
1,700		Blackrock, Inc.	371,960
1,100		CME Group, Inc.	331,859
			1,051,348
		Electric: 3.3%
7,400		Constellation Energy Group, Inc.	259,518
9,600		DTE Energy Co.	416,832
			676,350
		Electronics: 0.6%
3,500		Garmin Ltd.	111,825
			111,825
		Food: 5.0%
14,700		ConAgra Foods, Inc.	359,562
27,100		Sara Lee Corp.	367,476
9,800		Unilever NV ADR	294,882
			1,021,920
		Forest Products & Paper: 2.1%
6,400		International Paper Co.	148,288
11,900		MeadWestvaco Corp.	272,986
			421,274
		Healthcare - Services: 2.0%
12,100		UnitedHealth Group, Inc.	409,706
			409,706
		Household Products/Wares: 0.8%
2,800		Kimberly-Clark Corp.	170,072
			170,072
		Insurance: 3.3%
7,200		Travelers Cos., Inc.	378,648
13,700		UnumProvident Corp.	285,097
			663,745
		Media: 2.3%
27,800		Comcast Corp. – Class A	457,032
			457,032
		Miscellaneous Manufacturing: 3.4%
8,400	@	Cooper Industries PLC	381,024
5,800		ITT Corp.	297,134
			678,158

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of February 28, 2010 (Unaudited) (continued)

Shares				Value
		Office/Business Equipment: 1.0%
8,900		Pitney Bowes, Inc.		$203,810
				203,810
		Oil & Gas: 5.0%
4,650		ExxonMobil Corp.		302,250
9,600	@	Noble Corp.		405,696
3,800	@	Transocean Ltd.		303,316
				1,011,262
		Oil & Gas Services: 2.0%
9,200		National Oilwell Varco, Inc.		399,924
				399,924
		Packaging & Containers: 0.9%
6,800	@	Crown Holdings, Inc.		185,776
				185,776
		Pharmaceuticals: 7.9%
12,000		AmerisourceBergen Corp.		336,480
10,000		Cardinal Health, Inc.		339,700
13,900	@	Forest Laboratories, Inc.		415,332
4,400		McKesson Corp.		260,260
6,200	@	Watson Pharmaceuticals, Inc.		246,698
				1,598,470
		Pipelines: 1.2%
11,100		Williams Cos., Inc.		239,094
				239,094
		Retail: 6.3%
7,300		Best Buy Co., Inc.		266,450
15,700		Gap, Inc.		337,550
5,400		Ross Stores, Inc.		264,114
7,900		Target Corp.		407,008
				1,275,122
		Savings & Loans: 1.5%
22,900		Hudson City Bancorp., Inc.		309,608
				309,608
		Semiconductors: 3.7%
20,500	@	Marvell Technology Group Ltd.		396,060
14,700		Texas Instruments, Inc.		358,386
				754,446
		Software: 6.4%
10,400		CA, Inc.		234,000
21,300		Microsoft Corp.		610,458
17,900		Oracle Corp.		441,235
				1,285,693
		Telecommunications: 4.5%
10,500	@	Amdocs Ltd.		305,340
24,500		AT&T, Inc.		607,845
				913,185
		Total Common Stock (Cost $17,951,173)		19,677,544
EXCHANGE-TRADED FUNDS: 1.8%
		Exchange-Traded Funds: 1.8%
3,300		SPDR Trust Series 1		365,508
		Total Exchange-Traded Funds (Cost $328,055)		365,508
		Total Long-Term Investments (Cost $18,279,228)		20,043,052
SHORT-TERM INVESTMENTS: 0.8%
		Affiliated Mutual Fund: 0.8%
160,000		ING Institutional Prime Money Market Fund - Class I		160,000
		Total Short-Term Investments (Cost $160,000)		160,000
		Total Investments in Securities (Cost $18,439,228)*	99.8%	$20,203,052
		Other Assets and Liabilities - Net	0.2	46,169
		Net Assets	100.0%	$20,249,221

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $18,517,476.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,013,137
		Gross Unrealized Depreciation		(327,561)
		Net Unrealized Appreciation		$1,685,576

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Common Stock*	$19,677,544	$—	$—	$19,677,544
Exchange-Traded Funds	365,508	—	—	365,508
Short-Term Investments	160,000	—	—	160,000
Total Investments, at value	$20,203,052	$—	$—	$20,203,052

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 28, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 1.5%
		Lodging: 1.5%
100,700	@	Hyatt Hotels Corp.	$3,366,401
101,100		Starwood Hotels & Resorts Worldwide, Inc.	3,912,570
		Total Common Stock (Cost $6,374,912)	7,278,971
REAL ESTATE INVESTMENT TRUSTS: 97.6%
		Apartments: 14.4%
347,200		Apartment Investment & Management Co.	5,794,768
230,069		AvalonBay Communities, Inc.	18,732,218
226,600		BRE Properties, Inc.	7,638,686
170,300		Camden Property Trust	6,820,515
535,000		Equity Residential	19,302,800
698,804		UDR, Inc.	11,739,907
			70,028,894
		Diversified: 13.9%
334,000		Colonial Properties Trust	3,937,860
218,600		Digital Realty Trust, Inc.	11,275,388
766,600		Duke Realty Corp.	8,509,260
477,800		Liberty Property Trust	14,778,354
437,764		Vornado Realty Trust	28,769,850
			67,270,712
		Health Care: 10.7%
489,900		HCP, Inc.	14,099,322
109,600		Health Care Real Estate Investment Trust, Inc.	4,642,656
410,200		Nationwide Health Properties, Inc.	13,614,538
440,025		Ventas, Inc.	19,444,705
			51,801,221
		Hotels: 5.9%
452,400		Hospitality Properties Trust	9,939,228
1,540,955	@	Host Hotels & Resorts, Inc.	18,044,583
30,300	@	Pebblebrook Hotel Trust	613,878
			28,597,689
		Manufactured Homes: 1.4%
133,300		Equity Lifestyle Properties, Inc.	6,630,342
			6,630,342
		Office Property: 10.7%
173,770		Alexandria Real Estate Equities, Inc.	10,707,707
272,200		Boston Properties, Inc.	18,490,546
730,000		Brandywine Realty Trust	8,183,300
258,100		Highwoods Properties, Inc.	7,497,805
142,700		SL Green Realty Corp.	7,286,262
			52,165,620
		Regional Malls: 17.2%
508,000		CBL & Associates Properties, Inc.	6,040,120
494,988		Macerich Co.	17,641,372
656,259		Simon Property Group, Inc.	51,378,517
215,000		Taubman Centers, Inc.	8,326,950
			83,386,959
		Shopping Centers: 11.3%
266,092		Acadia Realty Trust	4,451,719
825,800		Developers Diversified Realty Corp.	8,761,738
208,200		Federal Realty Investment Trust	14,357,472
529,423		Kimco Realty Corp.	7,353,685
330,200		Regency Centers Corp.	11,448,034
207,300		Tanger Factory Outlet Centers, Inc.	8,638,191
			55,010,839
		Storage: 5.4%
318,400		Extra Space Storage, Inc.	3,591,552
228,302		Public Storage, Inc.	18,764,141
613,078		U-Store-It Trust	3,991,138
			26,346,831
		Warehouse/Industr: 6.7%
527,625		AMB Property Corp.	12,842,393
1,520,500		Prologis	19,599,246
			32,441,639
		Total Real Estate Investment Trusts (Cost $317,993,440)	473,680,746
		Total Long-Term Investments (Cost $324,368,352)	480,959,717
SHORT-TERM INVESTMENTS: 1.4%
		Affiliated Mutual Fund: 1.4%
6,858,271		ING Institutional Prime Money Market Fund - Class I	6,858,271

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 28, 2010 (Unaudited) (continued)

Shares				Value
		Affiliated Mutual Fund (continued)
		Total Short-Term Investments (Cost $6,858,271)		$6,858,271
		Total Investments in Securities (Cost $331,226,623)*	100.5%	$487,817,988
		Other Assets and Liabilities - Net	(0.5)	(2,187,069)
		Net Assets	100.0%	$485,630,919

	@	Non-income producing security
	*	Cost for federal income tax purposes is $465,735,607.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$22,082,381
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$22,082,381

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Common Stock*	$7,278,971	$—	$—	$7,278,971
Real Estate Investment Trusts	473,680,746	—	—	473,680,746
Short-Term Investments	6,858,271	—	—	6,858,271
Total Investments, at value	$487,817,988	$—	$—	$487,817,988

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.1%
		Aerospace/Defense: 2.0%
23,500	@	Moog, Inc.	$798,060
15,100	@	Teledyne Technologies, Inc.	568,817
12,500		Triumph Group, Inc.	654,250
			2,021,127
		Airlines: 0.3%
5,600	@	Allegiant Travel Co.	291,984
			291,984
		Apparel: 0.4%
18,300	@	Gildan Activewear, Inc.	432,063
			432,063
		Auto Parts & Equipment: 0.9%
51,011		Cooper Tire & Rubber Co.	894,733
			894,733
		Banks: 1.1%
38,799		Old National Bancorp.	440,757
15,400	@	SVB Financial Group	686,224
			1,126,981
		Biotechnology: 4.4%
17,200	@	Acorda Therapeutics, Inc.	519,096
9,200	@, L	AMAG Pharmaceuticals, Inc.	351,348
3,109	@	Bio-Rad Laboratories, Inc.	290,350
10,000	@	Dendreon Corp.	312,300
43,777	@	Human Genome Sciences, Inc.	1,232,323
22,900	@	InterMune, Inc.	314,646
27,200	@	Medicines Co.	209,440
3,800	@	Millipore Corp.	358,758
9,400	@	OncoGenex Pharmaceutical, Inc.	156,510
16,200	@	Regeneron Pharmaceuticals, Inc.	396,252
85,522	@	Vical, Inc.	280,512
			4,421,535
		Building Materials: 0.6%
23,800		Simpson Manufacturing Co., Inc.	585,004
			585,004
		Chemicals: 1.2%
16,300		Albemarle Corp.	611,087
12,203		Minerals Technologies, Inc.	595,872
			1,206,959
		Commercial Services: 7.9%
15,689	L	Arbitron, Inc.	337,314
11,581	@	Capella Education Co.	962,034
11,200		Chemed Corp.	599,872
30,200	@, L	Coinstar, Inc.	896,336
34,912		Diamond Management & Technology Consultants, Inc.	253,112
18,665		Equifax, Inc.	602,133
43,400	@	Euronet Worldwide, Inc.	786,408
6,000	@	FTI Consulting, Inc.	220,440
38,400	@	Geo Group, Inc.	759,168
26,200		Monro Muffler, Inc.	913,332
13,595	@	Steiner Leisure Ltd.	584,177
16,433		Towers Watson & Co.	725,846
19,400	@	TrueBlue, Inc.	257,438
			7,897,610
		Computers: 4.4%
18,700	@	CACI International, Inc.	926,772
40,404	@, L	Fortinet, Inc.	694,141
81,499	@	Mentor Graphics Corp.	678,072
27,100	@	Micros Systems, Inc.	814,084
76,949	@	Netezza Corp.	703,314
24,200	@	SYKES Enterprises, Inc.	576,202
			4,392,585
		Distribution/Wholesale: 5.2%
28,386	@	Fossil, Inc.	1,028,993
36,900	@	LKQ Corp.	706,635
21,900		Owens & Minor, Inc.	977,835
34,500		Pool Corp.	689,310
22,100	@	Scansource, Inc.	574,600
21,500		Watsco, Inc.	1,243,560
			5,220,933
		Diversified Financial Services: 2.6%
28,400		Artio Global Investors, Inc.	692,392
46,009		OptionsXpress Holdings, Inc.	727,402
20,800	@	Stifel Financial Corp.	1,137,760
			2,557,554
		Electric: 0.7%
10,800		Black Hills Corp.	300,996
13,900		Unisource Energy Corp.	405,046
			706,042

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Electronics: 1.4%
21,593	@	Flir Systems, Inc.	$578,908
27,900		Woodward Governor Co.	803,241
			1,382,149
		Entertainment: 2.1%
34,700	@	Bally Technologies, Inc.	1,436,927
42,200		Cinemark Holdings, Inc.	679,842
			2,116,769
		Environmental Control: 1.5%
12,896	@	Clean Harbors, Inc.	733,009
22,411	@	Waste Connections, Inc.	753,458
			1,486,467
		Food: 1.4%
21,300		Diamond Foods, Inc.	742,305
25,400		Flowers Foods, Inc.	647,446
			1,389,751
		Healthcare - Products: 6.2%
20,033	@	Haemonetics Corp.	1,071,565
16,500	@	Hanger Orthopedic Group, Inc.	307,725
33,800	@, L	Luminex Corp.	495,170
23,100		Masimo Corp.	639,639
40,986		Meridian Bioscience, Inc.	908,250
30,200	@	Merit Medical Systems, Inc.	444,544
20,857	@	Micrus Endovascular Corp.	421,937
26,800	@	Sirona Dental Systems, Inc.	961,852
11,929	@	SonoSite, Inc.	353,337
18,900		Steris Corp.	597,429
			6,201,448
		Healthcare - Services: 3.8%
33,100	@	AMERIGROUP Corp.	869,868
26,300	@	Centene Corp.	469,981
77,344	@	Healthsouth Corp.	1,338,047
22,232	@	Psychiatric Solutions, Inc.	476,876
20,390		Universal Health Services, Inc.	632,498
			3,787,270
		Insurance: 0.6%
26,845		Tower Group, Inc.	611,261
			611,261
		Internet: 1.6%
13,319	@	Blue Coat Systems, Inc.	385,985
2,900	@	Blue Nile, Inc.	148,596
20,800	@, L	Constant Contact, Inc.	388,336
30,951	@	Sourcefire, Inc.	723,015
			1,645,932
		Iron/Steel: 0.2%
29,119	L	Gerdau AmeriSteel Corp.	204,124
			204,124
		Leisure Time: 0.7%
14,600	L	Polaris Industries, Inc.	667,804
			667,804
		Machinery - Diversified: 1.6%
26,100		Cognex Corp.	493,290
17,466	L	Gorman-Rupp Co.	410,451
9,843		Nordson Corp.	647,669
			1,551,410
		Miscellaneous Manufacturing: 2.7%
42,400		Actuant Corp.	767,864
18,500		Acuity Brands, Inc.	721,130
21,050	@	EnPro Industries, Inc.	582,664
60,500	@	Hexcel Corp.	666,710
			2,738,368
		Oil & Gas: 3.2%
16,500	@	Bill Barrett Corp.	559,515
31,500	@	Carrizo Oil & Gas, Inc.	753,795
25,400		Holly Corp.	652,272
73,359	@	McMoRan Exploration Co.	1,267,644
			3,233,226
		Oil & Gas Services: 1.7%
5,800	@	Core Laboratories NV	719,374
18,700	@	Dril-Quip, Inc.	1,023,264
			1,742,638
		Packaging & Containers: 1.1%
18,400		Silgan Holdings, Inc.	1,050,824
			1,050,824
		Pharmaceuticals: 3.9%
30,500	@	Allos Therapeutics, Inc.	237,290
14,000	@, L	Auxilium Pharmaceuticals, Inc.	422,800
15,700	@	BioMarin Pharmaceuticals, Inc.	314,000
56,200	@	Cypress Bioscience, Inc.	294,488
39,222	@	Nektar Therapeutics	485,961
16,874	@	Neogen Corp.	408,857
28,100	@	Onyx Pharmaceuticals, Inc.	780,056

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
25,900	@	Savient Pharmaceuticals, Inc.	$349,132
24,593	@	Vanda Pharmaceuticals, Inc.	252,570
43,200	@, L	Vivus, Inc.	362,880
			3,908,034
		Retail: 8.6%
5,702	@	America’s Car-Mart, Inc.	150,761
37,300	@	California Pizza Kitchen, Inc.	579,642
22,400		Casey’s General Stores, Inc.	681,184
25,949	@	Ezcorp, Inc.	511,974
27,000	@	Gymboree Corp.	1,174,500
26,800	@	Hibbett Sporting Goods, Inc.	616,668
8,123	@	J Crew Group, Inc.	341,816
40,100	@	Jack in the Box, Inc.	846,912
18,509	@	Jo-Ann Stores, Inc.	700,566
32,856	@	Lumber Liquidators	728,746
69,802	@	OfficeMax, Inc.	1,114,738
17,900	@, L	PF Chang’s China Bistro, Inc.	759,676
106,331	@	Wet Seal, Inc.	426,387
			8,633,570
		Semiconductors: 5.2%
18,100	@	Emulex Corp.	229,870
34,738	@, L	Formfactor, Inc.	571,440
113,500	@	Integrated Device Technology, Inc.	620,845
46,200		Micrel, Inc.	455,070
30,300	@	MKS Instruments, Inc.	546,309
30,600	@	Monolithic Power Systems, Inc.	621,486
56,500	@	ON Semiconductor Corp.	449,740
61,900	@, L	Semtech Corp.	982,353
69,401	@	Verigy Ltd.	691,234
			5,168,347
		Software: 9.1%
16,394	@	Ansys, Inc.	719,041
38,800		Blackbaud, Inc.	903,264
23,400	@	Blackboard, Inc.	914,472
65,000	@	EPIQ Systems, Inc.	755,300
54,600	@, L	Informatica Corp.	1,393,392
42,700	@	MedAssets, Inc.	924,455
20,000		Pegasystems, Inc.	720,000
42,564		Solera Holdings, Inc.	1,453,986
22,200	@	Sybase, Inc.	985,458
54,000	@	THQ, Inc.	327,240
			9,096,608
		Telecommunications: 5.3%
27,619	@	Acme Packet, Inc.	460,409
43,000		Adtran, Inc.	1,005,340
37,196		Alaska Communications Systems Group, Inc.	270,043
27,600	@	Comtech Telecommunications	872,712
15,100		NTELOS Holdings Corp.	257,908
43,300	@, L	Polycom, Inc.	1,130,563
19,200	@	SBA Communications Corp.	678,912
37,600	@	Tekelec	621,152
			5,297,039
		Transportation: 1.5%
28,100	@	Genesee & Wyoming, Inc.	894,985
32,400		Knight Transportation, Inc.	639,900
			1,534,885
		Total Common Stock (Cost $82,207,764)	95,203,034
REAL ESTATE INVESTMENT TRUSTS: 2.5%
		Apartments: 0.9%
16,600		Mid-America Apartment Communities, Inc.	862,204
			862,204
		Diversified: 0.8%
14,600	L	Digital Realty Trust, Inc.	753,068
			753,068
		Shopping Centers: 0.8%
20,200		Tanger Factory Outlet Centers, Inc.	841,734
			841,734
		Total Real Estate Investment Trusts (Cost $1,981,493)	2,457,006
EXCHANGE-TRADED FUNDS: 0.5%
		Exchange-Traded Funds: 0.5%
7,403	L	iShares Russell 2000 Growth Index Fund	503,108
		Total Exchange-Traded Funds (Cost $482,675)	503,108
		Total Long-Term Investments (Cost $84,671,932)	98,163,148

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 8.4%
		Affiliated Mutual Fund: 2.2%
2,197,000		ING Institutional Prime Money Market Fund - Class I		$2,197,000
		Total Mutual Fund (Cost $2,197,000)		2,197,000
		Securities Lending Collateral(cc): 6.2%
$5,961,441		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		5,961,441
362,920	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		290,336
		Total Securities Lending Collateral (Cost $6,324,361)		6,251,777
		Total Short-Term Investments (Cost $8,521,361)		8,448,777
		Total Investments in Securities (Cost $93,193,293)*	106.5%	$106,611,925
		Other Assets and Liabilities - Net	(6.5)	(6,543,053)
		Net Assets	100.0%	$100,068,872

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2010.
	*	Cost for federal income tax purposes is $98,354,527.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,742,914
		Gross Unrealized Depreciation		(7,485,516)
		Net Unrealized Appreciation		$8,257,398

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Common Stock*	$95,203,034	$—	$—	$95,203,034
Real Estate Investment Trusts	2,457,006	—	—	2,457,006
Exchange-Traded Funds	503,108	—	—	503,108
Short-Term Investments	8,158,441	—	290,336	8,448,777
Total Investments, at value	$106,321,589	$—	$290,336	$106,611,925

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 2/28/2010
Asset Table
Investments, at value
Short-Term Investments	—	—	—	—	—	—	290,336	—	290,336
Total Investments, at value	$—	$—	$—	$—	$—	$—	$290,336	$—	$290,336

As of February 28, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 28, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 76.8%
		Aerospace/Defense: 1.5%
105,570		Lockheed Martin Corp.	$8,209,123
			8,209,123
		Agriculture: 0.4%
184,778	L	Cresud SACIF y A ADR	2,372,550
			2,372,550
		Auto Parts & Equipment: 1.6%
150,839		Magna International, Inc.	8,596,315
			8,596,315
		Banks: 1.6%
60,345		ICICI Bank Ltd. ADR	2,308,196
874,000	L	Sumitomo Trust & Banking Co. Ltd. ADR	4,955,580
119,000		UBS AG - Reg	1,649,340
			8,913,116
		Biotechnology: 0.5%
49,700	@	Amgen, Inc.	2,813,517
			2,813,517
		Chemicals: 0.4%
32,776		Mosaic Co.	1,913,791
			1,913,791
		Coal: 3.1%
376,575		Arch Coal, Inc.	8,469,172
45,675		Consol Energy, Inc.	2,300,193
133,000		Peabody Energy Corp.	6,114,010
			16,883,375
		Cosmetics/Personal Care: 0.7%
151,000		Kao Corp. ADR	3,823,320
			3,823,320
		Distribution/Wholesale: 1.0%
312,448	@	Ingram Micro, Inc.	5,530,330
			5,530,330
		Electric: 5.9%
547,000		Ameren Corp.	13,516,370
628,500	L	Centrais Eletricas Brasileiras SA ADR - Class B	10,150,275
527,560		Korea Electric Power Corp. ADR	8,509,543
162,000	I, L, X	Mirant Corp.	—
			32,176,188
		Electronics: 0.8%
104,840	@	Tech Data Corp.	4,491,346
			4,491,346
		Engineering & Construction: 1.3%
198,927	@	Shaw Group, Inc.	6,902,767
			6,902,767
		Food: 6.4%
500,000		Kroger Co.	11,050,000
343,000	@	Smithfield Foods, Inc.	5,903,030
1,041,000		Tyson Foods, Inc.	17,738,636
			34,691,666
		Forest Products & Paper: 0.8%
86,625	@	Domtar Corp.	4,527,889
			4,527,889
		Healthcare - Products: 0.6%
61,235	@	Zimmer Holdings, Inc.	3,510,603
			3,510,603
		Healthcare - Services: 2.7%
337,000		Aetna, Inc.	10,106,630
96,607	@	Humana, Inc.	4,572,409
			14,679,039
		Home Builders: 1.0%
568,500		Sekisui House Ltd. ADR	5,514,450
			5,514,450
		Insurance: 2.8%
139,115	@	CNA Financial Corp.	3,420,838
517,000		Marsh & McLennan Cos., Inc.	12,004,740
			15,425,578
		Internet: 1.4%
324,936	@	eBay, Inc.	7,480,027
			7,480,027
		Machinery - Diversified: 1.5%
198,559	@	AGCO Corp.	6,800,646
75,525		Alamo Group, Inc.	1,345,100
			8,145,746
		Mining: 18.3%
373,175		Alumina Ltd. ADR	2,026,340
460,755		Barrick Gold Corp.	17,352,033
185,887		Cameco Corp.	5,108,175
633,800		Gold Fields Ltd. ADR	7,282,362

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 28, 2010 (Unaudited) (continued)

Shares			Value
		Mining (continued)
180,500	@	Ivanhoe Mines Ltd.	$2,873,560
1,090,000		Kinross Gold Corp.	19,750,800
545,000	L	Lihir Gold Ltd. ADR	13,139,950
410,450		Newmont Mining Corp.	20,226,976
1,153,624	@, L	Novagold Resources, Inc.	6,714,092
304,000	@	Silver Standard Resources, Inc.	5,171,040
			99,645,328
		Miscellaneous Manufacturing: 0.0%
239,300	@	Geovic Mining Corp.	179,475
			179,475
		Oil & Gas: 5.2%
53,257		Chevron Corp.	3,850,481
135,876		ConocoPhillips	6,522,048
122,059		Petrobras Energia SA ADR	1,973,694
59,700		Pioneer Natural Resources Co.	2,785,005
1,102,000		Tesoro Corp.	13,135,840
			28,267,068
		Oil & Gas Services: 1.5%
375,000		BJ Services Co.	8,193,750
			8,193,750
		Pharmaceuticals: 3.7%
179,577		Omnicare, Inc.	4,861,149
570,000		Pfizer, Inc.	10,003,500
246,220		Takeda Pharmaceutical Co. Ltd. ADR	5,564,572
			20,429,221
		Retail: 3.6%
114,650		Seven & I Holdings Co. Ltd ADR	5,143,199
267,000		Wal-Mart Stores, Inc.	14,436,690
			19,579,889
		Software: 1.3%
252,000		Microsoft Corp.	7,222,320
			7,222,320
		Telecommunications: 6.2%
308,305	L	China Unicom Ltd. ADR	3,752,072
116,100		KT Corp. ADR	2,226,798
661,200		Nippon Telegraph & Telephone Corp. ADR	14,400,936
280,750		TELUS Corp.	8,815,550
92,547		Tim Participacoes SA ADR	2,627,409
134,700		Turkcell Iletisim Hizmet AS ADR	1,994,907
			33,817,672
		Transportation: 1.0%
77,400		Union Pacific Corp.	5,214,438
			5,214,438
		Total Common Stock (Cost $350,391,645)	419,149,897
PREFERRED STOCK: 4.3%
		Telecommunications: 2.8%
20,620	P	Lucent Technologies Capital Trust I	15,465,000
			15,465,000
		Transportation: 1.5%
6,553	I	Kansas City Southern	7,883,259
			7,883,259
		Total Preferred Stock (Cost $20,536,899)	23,348,259

Principal Amount			Value
CORPORATE BONDS/NOTES: 10.1%
		Airlines: 1.4%
$4,504,000		JetBlue Airways Corp., 3.750%, due 03/15/35	$4,515,260
2,538,000		JetBlue Airways Corp., 6.750%, due 10/15/39	3,419,955
			7,935,215
		Biotechnology: 1.7%
9,600,000		Amgen, Inc., 0.125%, due 02/01/11	9,540,000
			9,540,000
		Mining: 1.3%
1,817,000		Gold Reserve, Inc., 5.500%, due 06/15/22	1,267,358
7,831,000		USEC, Inc., 3.000%, due 10/01/14	5,804,729
			7,072,087
		Miscellaneous Manufacturing: 0.5%
2,820,000		Griffon Corp., 4.000%, due 07/18/23	2,834,100
			2,834,100
		Oil & Gas: 2.5%
4,873,000		Goodrich Petroleum Corp., 3.250%, due 12/01/26	4,568,438
8,990,000		Transocean, Inc., 1.625%, due 12/15/37	8,967,525
			13,535,963
		Pharmaceuticals: 1.2%
8,134,000		Omnicare, Inc., 3.250%, due 12/15/35	6,547,870
			6,547,870
		Semiconductors: 0.5%
3,701,000	I	LTX Credence, 3.500%, due 05/15/11	2,481,521
			2,481,521

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 28, 2010 (Unaudited) (continued)

Principal Amount				Value
		Telecommunications: 1.0%
$5,841,000		NII Holdings, Inc., 3.125%, due 06/15/12		$5,432,130
				5,432,130
		Total Corporate Bonds/Notes (Cost $51,488,992)		55,378,886
		Total Long-Term Investments (Cost $422,417,536)		497,877,042

Shares				Value
SHORT-TERM INVESTMENTS: 8.8%
		Affiliated Mutual Fund: 7.2%
39,440,154		ING Institutional Prime Money Market Fund - Class I		$39,440,154
		Total Mutual Fund
		(Cost $39,440,154)		39,440,154
		Securities Lending Collateral(cc): 1.6%
8,445,592		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		8,445,592
562,670	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		450,136
		Total Securities Lending Collateral (Cost $9,008,262)		8,895,728
		Total Short-Term Investments (Cost $48,448,416)		48,335,882
		Total Investments in Securities (Cost $470,865,952)*	100.0%	$546,212,924
		Other Assets and Liabilities - Net	(0.0)	(67,462)
		Net Assets	100.0%	$546,145,462

	@	Non-income producing security
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2010.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $474,034,059.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$81,800,580
		Gross Unrealized Depreciation		(9,621,715)
		Net Unrealized Appreciation		$72,178,865

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 28, 2010 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	2/28/2010
Asset Table
Investments, at value
Common Stock*	$419,149,897	$—	$—	$419,149,897
Preferred Stock	—	23,348,259	—	23,348,259
Corporate Bonds/Notes	—	55,378,886	—	55,378,886
Short-Term Investments	47,885,746	—	450,136	48,335,882
Total Investments, at value	$467,035,643	$78,727,145	$450,136	$546,212,924

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 2/28/2010
Asset Table
Investments, at value
Short-Term Investments	—	—	—	—	—	—	450,136	—	450,136
Total Investments, at value	$—	$—	$—	$—	$—	$—	$450,136	$—	$450,136

As of February 28, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)    Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)    There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 23, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 23, 2010